FINANCIAL INSTRUMENTS - Reconciliation of Recurring Fair Value Categorized as Level 3 (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 29, 2022	May 28, 2021	Jun. 09, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Assets, at beginning of period				$ 1,884,531
Assets, at end of period				2,199,460	$ 1,884,531
Financial liabilities
Liabilities, at beginning of period				576,218
Liabilities, at end of period				643,047	576,218
Proceeds from issuing shares				0	286,207	$ 300,880
Payments for equity instruments				(5,148)	(5,762)	(9,167)
Ordinary shares
Financial liabilities
Proceeds from issuing shares		$ 286,207	$ 300,880
Cloudshift | Ordinary shares
Financial liabilities
Proceeds from issuing shares	$ 2,251
Equity instruments | Digital House
Financial liabilities
Equity instrument obtained in exchange of investment					5,848
Level 3 | Contingent consideration
Financial liabilities
Liabilities, at beginning of period				58,180	43,724
Fair value remeasurement				(967)	4,322
Acquisition of business				38,011	29,665
Payments				(28,717)	(17,902)
Interests				1,484	1,285
Reclassifications				(5,060)
Foreign exchange difference				(1,528)	(2,714)
Translation				(890)
Other				(827)	(200)
Liabilities, at end of period				59,686	58,180	43,724
Level 3 | Convertible notes
Financial Assets
Assets, at beginning of period				3,875	1,036
Fair value measurement				0	0
Acquisition of business				0	0
Acquisition of investment				2,667	0
Payments				0	2,772
Interests				146	67
Foreign exchange difference				(4)
Assets, at end of period				6,684	3,875	1,036
Level 3 | Equity instruments
Financial Assets
Assets, at beginning of period				22,088	10,478
Fair value measurement				285	0
Acquisition of business				0	0
Acquisition of investment				5,519	11,610
Payments				0	0
Interests				0	0
Assets, at end of period				$ 27,892	$ 22,088	$ 10,478